Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	Pacific Global ETF Trust
Entity Central Index Key	0001747688
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2019
Document Effective Date	Oct. 28, 2019
Prospectus Date	Oct. 28, 2019
Pacific Global US Equity Income ETF | Pacific Global US Equity Income ETF
Prospectus:
Trading Symbol	USDY